Derivative financial instruments - Hedging instruments (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Financial instruments
Notional amounts	843,675	636,063
Gross hedged assets	$ 7,214	$ 5,822
Impact of netting arrangements on hedged assets	(5,121)	(5,429)
Carrying value, hedged assets	2,093	393
Gross hedged liabilities	(5,475)	(6,513)
Impact of netting arrangements on hedged liabilities	5,140	5,856
Carrying value, hedged liabilities	$ (335)	$ (657)
One-to-one hedge relationships
Financial instruments
Notional amounts	219,556	196,803
Gross hedged assets	$ 5,679	$ 3,814
Gross hedged liabilities	$ (4,539)	$ (5,402)
One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	36,011	30,890
One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	113,871	108,947
One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	69,674	56,966
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	172,447	158,975
Gross hedged assets	$ 3,766	$ 3,611
Gross hedged liabilities	$ (4,398)	$ (4,858)
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	21,314	21,400
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	83,617	82,571
One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	67,516	55,004
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	19,690	15,267
Gross hedged assets	$ (89)	$ (22)
Gross hedged liabilities	$ (23)	$ (281)
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	3,484	1,098
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	15,127	13,188
One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	1,079	981
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	19,690	15,267
Gross hedged assets	$ 1,919	$ 205
Gross hedged liabilities	$ (81)	$ (92)
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	3,484	1,098
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	15,127	13,188
One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	1,079	981
One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Financial instruments
Notional amounts	3,623	3,663
Gross hedged assets	$ 2	$ 2
Gross hedged liabilities	$ (37)	$ (144)
One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk | Within 1 year
Financial instruments
Notional amounts	3,623	3,663
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	4,106	3,631
Gross hedged assets	$ 81	$ 18
Gross hedged liabilities		$ (27)
One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	4,106	3,631
Macro hedge relationships
Financial instruments
Notional amounts	624,119	439,260
Gross hedged assets	$ 1,535	$ 2,008
Gross hedged liabilities	$ (936)	$ (1,111)
Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	16,776	16,317
Gross hedged assets	$ 3	$ 35
Gross hedged liabilities	$ (220)	$ (204)
Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	607,343	422,943
Gross hedged assets	$ 1,532	$ 1,973
Gross hedged liabilities	$ (716)	$ (907)
Parent Entity
Financial instruments
Notional amounts	756,482	564,189
Gross hedged assets	$ 5,088	$ 5,258
Impact of netting arrangements on hedged assets	(4,952)	(5,151)
Carrying value, hedged assets	136	107
Gross hedged liabilities	(4,918)	(5,779)
Impact of netting arrangements on hedged liabilities	4,713	5,451
Carrying value, hedged liabilities	$ (205)	$ (328)
Parent Entity | One-to-one hedge relationships
Financial instruments
Notional amounts	176,585	163,873
Gross hedged assets	$ 3,730	$ 3,529
Gross hedged liabilities	$ (4,411)	$ (5,073)
Parent Entity | One-to-one hedge relationships | Within 1 year
Financial instruments
Notional amounts	29,586	28,015
Parent Entity | One-to-one hedge relationships | Over 1 year to 5 years
Financial instruments
Notional amounts	80,078	79,743
Parent Entity | One-to-one hedge relationships | Over 5 years
Financial instruments
Notional amounts	66,921	56,115
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	166,353	153,498
Gross hedged assets	$ 3,602	$ 3,457
Gross hedged liabilities	$ (4,270)	$ (4,789)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	21,226	20,962
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	79,652	77,739
Parent Entity | One-to-one hedge relationships | Fair value hedges | Interest rate swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	65,475	54,797
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk
Financial instruments
Notional amounts	1,751	2,038
Gross hedged assets	$ (6)	$ (23)
Gross hedged liabilities	$ (23)	$ (23)
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Within 1 year
Financial instruments
Notional amounts	815	377
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 1 year to 5 years
Financial instruments
Notional amounts	213	1,002
Parent Entity | One-to-one hedge relationships | Fair value hedges | Cross currency swap | Interest rate risk | Over 5 years
Financial instruments
Notional amounts	723	659
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk
Financial instruments
Notional amounts	1,751	2,038
Gross hedged assets	$ 89	$ 75
Gross hedged liabilities	$ (81)	$ (112)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Within 1 year
Financial instruments
Notional amounts	815	377
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 1 year to 5 years
Financial instruments
Notional amounts	213	1,002
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Cross currency swap | FX risk | Over 5 years
Financial instruments
Notional amounts	723	659
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk
Financial instruments
Notional amounts	3,623	3,663
Gross hedged assets	$ 2	$ 2
Gross hedged liabilities	$ (37)	$ (144)
Parent Entity | One-to-one hedge relationships | Cash flow hedges | Foreign exchange forwards and swaps | FX risk | Within 1 year
Financial instruments
Notional amounts	3,623	3,663
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk
Financial instruments
Notional amounts	3,107	2,636
Gross hedged assets	$ 43	$ 18
Gross hedged liabilities		$ (5)
Parent Entity | One-to-one hedge relationships | Net investment hedges | Forward contracts | FX risk | Within 1 year
Financial instruments
Notional amounts	3,107	2,636
Parent Entity | Macro hedge relationships
Financial instruments
Notional amounts	579,897	400,316
Gross hedged assets	$ 1,358	$ 1,729
Gross hedged liabilities	$ (507)	$ (706)
Parent Entity | Macro hedge relationships | Portfolio fair value hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	100	1,797
Gross hedged assets	$ 3	$ 32
Parent Entity | Macro hedge relationships | Macro cash flow hedges | Interest rate swap | Interest rate risk
Financial instruments
Notional amounts	579,797	398,519
Gross hedged assets	$ 1,355	$ 1,697
Gross hedged liabilities	$ (507)	$ (706)